Share Capital (Details 4)	12 Months Ended
Dec. 31, 2023 $ / shares
Statement [Line Items]
Number of warrants	4,250,000
CAD $0.01 to $1.00 [Member]
Statement [Line Items]
Number of warrants	750,000
Exercise price (CAD)	$ 0.55
Issuance Date	Jun 2023
Expiry date	Oct 30, 2026
CAD $1.01 to $2.00 [Member]
Statement [Line Items]
Number of warrants	3,500,000
Exercise price (CAD)	$ 0.55
Issuance Date	Oct 2023
Expiry date	Jun 21, 2026